Note 25 - Post-employment and other employee benefit commitments - Net Defined Benefit Liability (asset) on the Balance Sheet (Details) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Post-employment and other employee benefit commitments
Pension commitments		€ 4,969		€ 5,277		€ 5,306
Early Retirement Commitments		2,210		2,559		2,855
Medical benefits commitments		1,204		1,015		1,023
Other long term employee benefits		67		69		68
Total commitments		8,451		8,920		9,252
Pension plan assets		1,892		1,909		1,974
Medical benefit plan assets		1,114		1,113		1,149
Total plan assets	[1]	3,006		3,022		3,124
Total net liability / asset on the balance sheet		5,445		5,898		6,128
Net asset on the balance sheet	[2]	(27)		(194)		(238)
Pensions and other post employment defined Benefit Obligations		5,407	[3]	6,025	[3]	6,299	[3]	€ 5,970
Additional Plan Assets Not Recogniced In Balance Statement Turkey	[4]	67		€ 69		€ 68
Amount of the additional asset in Turkey holding by the foundation responsible for managing the benefit commitments		€ 142

[1]

In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 142 € million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to r educe future pension contributions it could not be immediately refunded to the employer.

[2]	Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[3]	(3) Recorded under the heading “Provisions - Provisions fo r pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[4]	Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.